Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans	[1],[2]	$ 29,116	$ 24,991	$ 21,719
Amortized cost of financial assets before modification		205
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 384	$ 370

[1]	Interest income on financial assets measured at amortized cost and FVOCI is calculated using the effective interest method. Includes interest income for the year ended October 31, 2019 of $32,436 (October 31, 2018 – $27,854) from these financial assets.
[2]	The amounts for the years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.